Touchstone Core Municipal Bond Fund Investment Strategy - Touchstone Core Municipal Bond Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment goal by investing its assets primarily in high-quality, municipal debt, including general obligation bonds, revenue bonds, and pre-refunded municipal bonds. This includes, but is not limited to, municipal bonds that are issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. High-quality municipal debt is, for purposes of the Fund, considered to be debt with an underlying credit rating of investment grade (Baa3) or higher by Moody’s Investor Service, Inc. (“Moody’s”), or equivalently rated by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by the sub-adviser to be of comparable quality. The Fund has adopted a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund’s shareholders. In managing the Fund’s portfolio, Sage Advisory Services, Ltd. Co. (“Sage” or the “sub-adviser”), the Fund’s sub-adviser, seeks to exploit market inefficiencies using its income, price, and volatility framework: ●Income: Sage seeks to construct portfolios that generate consistent tax-free income by capturing diversified sources of credit, liquidity, and term premiums. ●Price: Sage seeks to control price sensitivity at the portfolio level by managing duration and yield curve positioning. ●Volatility: During periods when the price of bonds decline because of economic uncertainty or market stress, Sage seeks to identify and purchase bonds that are priced attractively relative to historical averages. Sage will add positions in a risk-controlled manner, meaning the bond is well-supported by Sage’s outlook and the risk associated with purchasing the bond is carefully considered along with the benefits including yield and the potential for the price to increase. The Fund may invest in bonds of any maturity. The average duration of the Fund will vary based on the sub-adviser’s forecast for interest rates and will normally be within 25% (plus/minus) of the Bloomberg Municipal Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Throughout the investment process, Sage analyzes each municipal issue for various environmental, social and governance (“ESG”) criteria. For this analysis, Sage uses a proprietary ESG framework to evaluate and score (the “Sage ESG Leaf Score”) municipal projects for both their project impact and impact intensity and related controversies. The Fund does not have a minimum scoring threshold of their ESG framework for inclusion in the Fund, however, this analysis is used to evaluate the fundamental health and long-term credit risk of each issuer. The Fund may invest in a security that scores poorly on ESG criteria if the security scores highly on other factors such as valuation and strong fundamental health.